UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  December 31, 2007

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          February 11, 2008


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        53
FORM 13F INFORMATION VALUE TOTAL:              $416405

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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
FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1874     33370   Sole		     33370
Alcon           Common  H01301102    401      2800   Sole                     2800
American T&T    Common  00206R102    248      5961   Sole                     5961
Amgen Inc.      Common  031162100    274      5900   Sole                     5900
Amphenol Corp   Common  032095101    602     13000   Sole                    13000
Anheuser Busch  Common  035229103    416      7943   Sole                     7943
Arbitron Inc    Common  03875Q108    532     12805   Sole                    12805
Automatic Data 	Common	053015103   2911     65375   Sole                    65375
BP PLC          Common  055622104    322      4403   Sole                     4403
Bank of NY MelloCommon  064058100   1394     28591   Sole                    28591
Berkshire Hath	Common	084670108  99545       703   Sole                      703
Berkshire Hath	Common	084670207  16960      3581   Sole                     3581
Broadridge Svcs Common  11133T103    269     12004   Sole                    12004
Buckeye PartnersL.P.    118230101    301      6100   Sole                     6100
Chevron Corp    Common	166764100    829      8880   Sole                     8880
Chicago Bridge &Common  167250109    979     16200   Sole                    16200
Cisco Systems	Common	17275R102  23648    873593   Sole                   873593
Coca-Cola Co.	Common	191216100  12549    204486   Sole                   204486
Dominion Res    Common  25746U109    207      4358   Sole                     4358
Emerson Elec.	Common	291011104    661     11660   Sole                    11660
Equitable Res   Common  294549100    851     16412   Sole                    16412
ExxonMobil	Common	30231G102   7395     78927   Sole                    78927
Federated Inves Common  314211103    354      8600   Sole                     8600
General ElectricCommon	369604103  10091    272220   Sole                   272220
Harte-Hank Inc  Common  416196103   8890    513901   Sole                   513901
Hewlett Packard	Common	428236103   1779     35243   Sole                    35243
H.J. Heinz Co.	Common	423074103   1011     21661   Sole		     21661
IBM		Common	459200101   1106     10227   Sole                    10227
Intel Corp.	Common	458140100   6137    230178   Sole                   230178
Johnson & JohnsoCommon	478160104  30429    456203   Sole                   456203
Linear TechnologCommon	535678106  26592    835451   Sole		    835451
Loews Corp	Common	540424108    288      5712   Sole                     5712
Medtronic	Common	585055106  10648    211820   Sole                   211820
Microsoft	Common	594918104  37916   1065054   Sole                  1065054
3M Company 	Common	604059105   1540     18268   Sole                    18268
Moody's Corp.	Common	615369105  27793    778507   Sole		    778507
National City 	Common	635405103    625     38000   Sole                    38000
Neustar Inc Cl ACommon  64126X201    413     14400   Sole                    14400
Paychex Inc     Common  704326107    325      8984   Sole                     8984
PepsiCo		Common	713448108   1726     22746   Sole                    22746
Pfizer Inc.	Common	717081103    470     20697   Sole                    20697
Procter & GambleCommon	742718109  26751    364362   Sole                   364362
Royal Dutch ShelCommon  780259206    315      3742   Sole                     3742
Sigma Aldrich   Common  826552101    502      9200   Sole                     9200
SVB Financial GpCommon  78486Q101    362      7640   Sole                     7640
Sysco Corp.     Common  871829107    300      9620   Sole                     9620
United TechnologCommon  913017109    356      4657   Sole                     4657
Valspar Corp.	Common	920355104    275     12200   Sole                    12200
Verizon Commun  Common  92343V104    209      4737   Sole                     4737
Walgreen Co.	Common	931422109  24778    650675   Sole                   650675
Wal-mart Stores Common  931142103    526     11061   Sole                    11061
Walt Disney Co.	Common	254687106    682     21134   Sole                    21134
Western Union   Common  959802109  12462    513271   Sole		    513271
Wm. Wrigley Jr. Common	982526105   8022    137017   Sole                   137017
Wright Express  Common  98233Q105    575     16200   Sole                    16200
Wyeth           Common  983024100    411      9300   Sole                     9300
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